Oppenheimer AMT-Free Municipals  Oppenheimer International Large-Cap Core Fund
Oppenheimer AMT-Free New York
        Municipals               Oppenheimer International Small Company Fund
Oppenheimer Cash Reserves        Oppenheimer International Value
Oppenheimer Champion Income
        Fund                     Oppenheimer Limited-Term Government Fund
Oppenheimer Developing
        Markets Fund             Oppenheimer Main Street Fund(R)
Oppenheimer Discovery Fund       Oppenheimer Main Street Opportunity Fund(R)
Oppenheimer Emerging Growth
        Fund                     Oppenheimer Multi Cap Value Fund
Oppenheimer Emerging
        Technologies Fund        Oppenheimer Real Asset Fund
Oppenheimer Enterprise Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund          Oppenheimer Strategic Income Fund
Oppenheimer Global Opportunities
        Fund                     Oppenheimer Total Return Bond Fund
Oppenheimer Gold &
        Special Minerals Fund    Oppenheimer U.S. Government Trust
Oppenheimer Growth Fund          Rochester Fund Municipals
Oppenheimer High Yield Fund      Rochester Portfolio Series - Limited Term New
                                           York Municipal Fund
Oppenheimer International Bond Fund

                                Supplement dated February 13, 2004

This supplement amends the prospectus of each of the above-referenced  Funds and is in addition to any existing supplements of the Funds.

The third  paragraph of the bullet  point  entitled  "Investing  for the Shorter
Term" under the section  entitled  "WHICH CLASS OF SHARES SHOULD YOU CHOOSE?" is deleted in its entirety and replaced with the following:

"The Distributor normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor."

February 13, 2004                                           PS0000.010.0204

                                     Oppenheimer AMT-Free Municipals
                                 Oppenheimer AMT-Free New York Municipals
                                        Oppenheimer Cash Reserves
                                     Oppenheimer Champion Income Fund
                                   Oppenheimer Developing Markets Fund
                                        Oppenheimer Discovery Fund
                                     Oppenheimer Emerging Growth Fund
                                  Oppenheimer Emerging Technologies Fund
                                       Oppenheimer Enterprise Fund
                                         Oppenheimer Global Fund
                                  Oppenheimer Global Opportunities Fund
                                 Oppenheimer Gold & Special Minerals Fund
                                         Oppenheimer Growth Fund
                                       Oppenheimer High Yield Fund
                                   Oppenheimer International Bond Fund
                              Oppenheimer International Large-Cap Core Fund
                               Oppenheimer International Small Company Fund
                                     Oppenheimer International Value
                                 Oppenheimer Limited-Term Government Fund
                                      Oppenheimer Main Street Fund(R)
                                Oppenheimer Main Street Opportunity Fund ?
                                     Oppenheimer Multi Cap Value Fund
                                  Oppenheimer Multi-Sector Income Trust
                                       Oppenheimer Real Asset Fund
                                  Oppenheimer Senior Floating Rate Fund
                                    Oppenheimer Strategic Income Fund
                                    Oppenheimer Total Return Bond Fund
                                    Oppenheimer U.S. Government Trust
                                        Rochester Fund Municipals
              Rochester Portfolio Series - Limited Term New York Municipal Fund

                              Supplement dated February 13, 2004

This  supplement  amends the Statement of Additional  Information of each of the above-referenced  Funds and is in addition to any  existing  supplements  of the
Funds.

The first sentence of the third paragraph under the section entitled "Classes of
Shares" is deleted in its entirety and replaced with the following:

"The Distributor normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor."

February 13, 2004                                                PX0000.001